SUBSEQUENT EVENT (Details Narrative)					12 Months Ended
	Nov. 11, 2025 CNY (¥)	Oct. 29, 2025 USD ($)	Oct. 29, 2025 CNY (¥)	Sep. 25, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Subsequent Event [Line Items]
Fixed consideration amount			¥ 3,000,000		$ 207,972
One Installment [Member]
Subsequent Event [Line Items]
Consideration amount second phase				¥ 1,500,000
Remaining Consideration [Member]
Subsequent Event [Line Items]
Consideration amount second phase			2,236,680
Consideration First Phase [Member]
Subsequent Event [Line Items]
Consideration amount second phase			1,118,340
Consideration Second Phase [Member]
Subsequent Event [Line Items]
Consideration amount second phase			1,118,340
Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration amount second phase		$ 735,592	5,236,680
Annual revenue			15,000,000
Shares issued, value			¥ 1,000,000
Subsequent Event [Member] | Two Installment [Member]
Subsequent Event [Line Items]
Consideration amount second phase	¥ 1,500,000
Subsequent Event [Member] | Celnet [Member]
Subsequent Event [Line Items]
Ownership interest		51.00%	51.00%